PROPERTY AND EQUIPMENT (Details) - JPY (¥) ¥ in Thousands	Jun. 30, 2026	Jun. 30, 2025
PROPERTY AND EQUIPMENT
Finance lease right-of-use assets	¥ 194,707	¥ 198,459
Less: Accumulated depreciation	(463,077)	(379,131)
Property and equipment, net	5,041,619	5,796,381
Land
PROPERTY AND EQUIPMENT
Property and equipment, gross	2,452,925	4,138,613
Property and Buildings
PROPERTY AND EQUIPMENT
Property and equipment, gross	¥ 1,753,625	1,179,117
Property and Buildings | Minimum
PROPERTY AND EQUIPMENT
Property and equipment, useful life (in years)	4 years
Property and Buildings | Maximum
PROPERTY AND EQUIPMENT
Property and equipment, useful life (in years)	47 years
Machinery and Equipment
PROPERTY AND EQUIPMENT
Property and equipment, gross	¥ 155,726	157,416
Machinery and Equipment | Minimum
PROPERTY AND EQUIPMENT
Property and equipment, useful life (in years)	3 years
Machinery and Equipment | Maximum
PROPERTY AND EQUIPMENT
Property and equipment, useful life (in years)	17 years
Tools, Furniture, and Fixtures
PROPERTY AND EQUIPMENT
Property and equipment, gross	¥ 59,546	43,023
Tools, Furniture, and Fixtures | Minimum
PROPERTY AND EQUIPMENT
Property and equipment, useful life (in years)	2 years
Tools, Furniture, and Fixtures | Maximum
PROPERTY AND EQUIPMENT
Property and equipment, useful life (in years)	20 years
Finance lease right-of-use assets | Minimum
PROPERTY AND EQUIPMENT
Property and equipment, useful life (in years)	3 years
Finance lease right-of-use assets | Maximum
PROPERTY AND EQUIPMENT
Property and equipment, useful life (in years)	7 years
Construction in progress
PROPERTY AND EQUIPMENT
Property and equipment, gross	¥ 888,167	¥ 458,884